Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions
Schedule of details of provisions in the consolidated balance sheet

	12/31/2021	12/31/2022

Provisions for pensions and similar obligations	7,499	8,158
Provisions for tax and legal matters	2,141	3,009
Provisions for off-balance sheet risk	1,108	1,539
Other provisions	41	225
	10,789	12,931

Schedule of changes in provisions

b)   Changes

The changes in Provisions were as follows:

	2020					2021					2022
	Provisions		Provisions			Provisions	Provisions	Provisions			Provisions	Provisions	Provisions
	for Pensions	Provisions	for Off-			for Pensions	for Tax and	for Off-			for Pensions	for Tax and	for Off-
	and Similar	for Tax and	Balance-	Other		and Similar	Legal	Balance-	Other		and Similar	Legal	Balance-	Other
	Obligations	Legal Matters	Sheet Risk	Provisions	Total	Obligations	Matters	Sheet Risk	Provisions	Total	Obligations	Matters	Sheet Risk	Provisions	Total

Balance at the beginning of year	6,406	1,558	1,075	65	9,104	7,433	1,898	1,232	41	10,604	7,499	2,141	1,108	41	10,789
Additions charged (credited) to net income:
Interest expense and similar charges	442	—	—	—	442	475	—	—	—	475	569	—	—	—	569
Personnel expenses – Defined Benefit Plan	273	—	—	—	273	260	—	—	—	260	222	—	—	—	222
Personnel expenses – Defined Contribution Plan (Note 42)	488	—	—	—	488	483	—	—	—	483	555	—	—	—	555
Other	256	—	—	—	256	252	—	—	—	252	251	—	—	—	251
Actuarial (gains)/losses recognized in the year in other comprehensive income	995	—	—	—	995	79	—	—	—	79	483	—	—	—	483
Period provisions	—	586	157	(20)	723	—	295	(124)	—	171	—	1,069	431	184	1,684
Contributions from the employer	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Payments to pensioners and pre-retirees with a charge to internal provisions	(881)	—	—	—	(881)	(921)	—	—	—	(921)	(901)	—	—	—	(901)
Other payments	—	(246)	—	—	(246)	—	(52)	—	—	(52)	—	(201)	—	—	(201)
Payments to Defined Contribution Plan	(475)	—	—	—	(475)	(468)	—	—	—	(468)	(206)	—	—	—	(206)
Recognition of pension obligations from acquisition of Santander Tecnología México	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfers and other changes	(71)	—	—	(4)	(75)	(94)	—	—	—	(94)	(314)	—	—	—	(314)
Balances at the end of year	7,433	1,898	1,232	41	10,604	7,499	2,141	1,108	41	10,789	8,158	3,009	1,539	225	12,931

Schedule of Provision for pensions and similar obligations

	12/31/2021	12/31/2022

Provisions for post-employment plans
Of which: Defined benefit pension plan	7,393	8,088
Provisions for defined contribution pension plan	106	70
	7,499	8,158

Schedule of actuarial assumptions used to calculate defined benefit obligations

	Defined Benefit Pension Plan
	12/31/2021	12/31/2022

Annual discount rate	8.0%	9.0%
Mortality tables	EMSSA 2009 (Gen)	EMSSA 2009 (Gen)
Expected return on plan assets	8.0%	9.0%
Cumulative annual INPC growth	3.5%	3.5%
Annual salary increase rate	4.5%	4.5%
Annual minimum salary increase rate	3.5%	3.5%
Medical cost trend rates	6.0%	6.0%

Schedule of funding status of the defined benefit obligations

	Defined Benefit
	Pension Plan
	12/31/2021	12/31/2022

Present value of the obligations:
Pension plan	2,447	2,326
Post-employment benefits	6,153	6,646
Long-term benefits	736	796
	9,336	9,768
Less:
Fair value of plan assets	(1,943)	(1,680)

Provisions – Provisions for pensions	7,393	8,088
Of which:
Internal provisions for pensions	7,393	8,088

Schedule of defined benefit obligation recognised in consolidated income statement

	Defined Benefit
	Pension Plan
	2020	2021	2022

Current service cost	273	260	222
Interest cost (net)	442	475	569
Other	256	252	251
	971	987	1,042

Schedule of changes in the present value of the accrued defined benefit obligations

	Defined Benefit
	Pension Plans
	2021	2022

Present value of the obligations at the beginning of year	9,528	9,336
Current service cost (Note 42)	260	222
Interest cost	613	713
Benefits paid	(1,116)	(1,107)
Actuarial (gains)/losses	146	604
Personnel transfer	(95)	—
Other	—	—
Present value of the obligations at the end of year	9,336	9,768

Schedule of changes in fair value of plan assets

	Defined Benefit
	Pension Plan
	2021	2022

Fair value of plan assets at the beginning of year	2,186	1,943
Actual return on plan assets	(48)	14
Transfer of funds to defined contribution plan	—	(71)
Benefits paid	(195)	(206)
Fair value of plan assets at the end of year	1,943	1,680

Schedule of categories of plan assets as a percentage of total plan assets

	Defined Benefit
	Pension Plan
	12/31/2021	12/31/2022

Equity instruments	35%	38%
Cash and debt instruments	65%	62%

Schedule of off-balance-sheet risks

	12/31/2021	12/31/2022

Available lines of credit cards and non-revolving consumer loans	941	1,301
Guarantees and loan commitments of commercial and public sector loans	167	238
	1,108	1,539

Schedule of Provisions for off balance sheet risks by stages

As of December 31, 2022, the breakdown of the Provisions for off-balance sheet risks by stages is as follows:

	Provision for off-balance sheet risk
	Stage 1	Stage 2	Stage 3	Total

Available lines of credit cards and non-revolving consumer loans	1,140	150	11	1,301

Guarantees, documentary credits and loan commitments of commercial loans of small and medium-sized enterprises	23	52	163	238

Total	1,163	202	174	1,539

Schedule of disclosure of transfers between stages of the Provisions for off balance sheet risks.

	Provision for off-balance sheet risk
	Stage 1	Stage 2	Stage 3	Total

As of January 1, 2022:	921	109	78	1,108

Financial assets derecognized during the period other than write-offs	(91)	(13)	(62)	(166)
Write-offs	(40)	(28)	(5)	(73)
Originated financial assets	458	42	119	619
Foreign exchange and other movements	(85)	92	44	51

As of December 31, 2022	1,163	202	174	1,539